Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,234	$ 1,265
Foreign currency translation adjustment	(28)	(31)
Ending Balance	1,206	1,234
North America Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	927	927
Ending Balance	927	927
EAA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	307	338
Foreign currency translation adjustment	(28)	(31)
Ending Balance	$ 279	$ 307